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                                  ROPES & GRAY
                            ONE INTERNATIONAL PLACE
                        BOSTON, MASSACHUSETTS 02110-2624
                                 (617) 951-7000
                              FAX: (617) 951-7050

30 KENNEDY PLAZA                                             ONE FRANKLIN SQUARE
PROVIDENCE, RI 02903-2328                                    1301 K STREET, N.W.
(401) 455-4400                                                    SUITE 800 EAST
FAX: (401) 455-4401                                    WASHINGTON, DC 20005-3333
                                                                  (202) 626-3900
                                                              FAX: (202)626-3961

                  Writer's Direct Dial Number: (617) 951-7893



                                January 22, 2001


BY EDGAR
--------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:   LEADER Mutual Funds (formerly "Magna Funds")
               File Nos.  33-78408 and 811-8494

Ladies and Gentlemen:

         On behalf of LEADER Mutual Funds (the "Trust"), this letter is being filed pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), in order to confirm that the forms of prospectuses for the Trust's Investor Shares and Sweep Shares, and the forms of statements of additional information for the Trust's Institutional Shares, Investor Shares and Sweep Shares that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 14 to the Trust's Registration Statement.

         If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 951-7893. Thank you.

                                          Very truly yours,

                                          /s/  Ryan C. Larrenaga

                                          Ryan C. Larrenaga
TRH

cc:      Timothy S. Engelbrecht, Union Planters Trust & Investments
         R. Jeffrey Young, BISYS Fund Services
         Thomas R. Hiller, Esq.